Income Taxes - Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Current income tax: Relating to current income tax charge	$ 39,700	$ 17,662
Deferred income tax: Relating to origination and reversal of temporary differences	24,350	(25,313)
Income tax expense	64,050	(7,651)
Income tax expense (recovery) recognized in other comprehensive income	1,095	(833)
Total income tax expense (recovery)	$ 65,145	$ (8,484)